Segment information (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Summary of reportable operating segments

	For the year ended March 31, 2023					For the year ended March 31, 2024							For the year ended March 31, 2025
Particulars	Wind power	Solar power	Hydro power	Transmission line	Total	Wind power	Solar power	Hydro power	Transmission line	Manufacturing (3)	Adjustments and eliminations	Total	Wind power	Solar power	Hydro power	Transmission line	Manufacturing (3)	Adjustments and eliminations	Total	Total
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(USD)
Revenue (external customer) (1)	36,009	32,105	2,463	7,557	78,134	40,847	33,671	2,256	4,347	-	-	81,121	43,758	35,590	2,237	1,910	13,194	-	96,689	1,132
Inter-segment revenue	-	-	-	-	-	-	-	-	-	15,285	(15,285)	-	-	-	-	-	24,142	(24,142)	-	-
Revenue	36,009	32,105	2,463	7,557	78,134	40,847	33,671	2,256	4,347	15,285	(15,285)	81,121	43,758	35,590	2,237	1,910	37,336	(24,142)	96,689	1,132

Other income	6,710	2,214	12	157	9,093	5,835	3,285	44	552	-	-	9,716	4,402	1,973	84	217	59	-	6,735	79
Total income (a)	42,719	34,319	2,475	7,714	87,227	46,682	36,956	2,300	4,899	15,285	(15,285)	90,837	48,160	37,563	2,321	2,127	37,395	(24,142)	103,424	1,211

Less: Raw materials and consumables used and changes in inventories of finished goods (6)	-	-	-	6,891	6,891	-	-	-	3,646	14,289	(14,289)	3,646	-	-	-	602	30,015	(22,024)	8,593	101
Less: Employee benefit and other expenses (2) (6)	7,961	4,830	243	373	13,407	7,859	5,384	367	89	997	(997)	13,699	7,019	4,784	268	48	3,177	(2,118)	13,178	154
Total expenses (b)	7,961	4,830	243	7,264	20,298	7,859	5,384	367	3,735	15,285	(15,285)	17,345	7,019	4,784	268	650	33,192	(24,142)	21,771	255

Segment EBITDA (a) - (b)	34,758	29,489	2,232	450	66,929	38,823	31,572	1,933	1,164	-	-	73,492	41,141	32,779	2,053	1,477	4,203	-	81,653	956

Add: Revenue from non-reportable segments(1)					89							198							374	4
Less: Employee benefit and other expenses for non-reportable segments					(551)							(864)							(217)	(3)
Add: Other un-allocable income (4)					637							4,945							4,677	55
Less: Un-allocable employee benefit and other expenses(4)					(5,433)							(4,955)							(4,004)	(47)
Less: Depreciation and amortisation expense					(15,901)							(17,583)							(20,670)	(242)
Add / (less): Change in fair value of warrants					1,356							551							595	7
Less: Finance costs and fair value change in derivative instruments(2)					(49,689)							(47,487)							(52,352)	(613)
Profit / (loss) before tax					(2,563)							8,297							10,056	118
Less: Share in (loss) / profit of jointly controlled entities					93							(155)							(22)	(0)
Less: Income tax expense					(2,559)							(3,995)							(5,443)	(64)
Profit / (loss) for the year					(5,029)							4,147							4,591	54

The revenue from one major customer for the year ended March 31, 2025 amounts to INR 18,108 (March 31, 2024: one customer amounting INR 23,343; March 31, 2023: five customers amounting INR 11,747) which contributes more than 10% of the total revenue of the Group. Out of these, revenues from wind segment amounts to INR 9,231 (March 31, 2024: INR 15,983; March 31, 2023: INR 5,138) and solar segment amounts to INR 8,877 (March 31, 2024: 7,360; March 31, 2023: INR 6,609).

Notes:

(1)
Revenue as per the consolidated statement of profit or loss is the sum of revenue from exteral customers of reportable and non-reportable segments. The total revenue of all reportable segments for the year ended March 31, 2025 is INR 120,831 (March 31, 2024: INR 96,406 and March 31, 2023: INR 78,134)
(2)
Loss of INR Nil (March 31, 2024: INR 19; March 31, 2023: INR 1,277) arising due to customers availing LPS scheme and there by extended credit period has been recognised as a segment cost as is it relates to specific assets of the segment (refer Note 34(i)).
(3)
The segment information for the year ended March 31, 2024 was revised to disclose "Manufacturing" segment separately in line with the Group's current internal reporting structure. There were no operations related to modules and cells manufacturing during the year ended March 31, 2023.
(4)
Unallocable income and expenses are not allocated to individual segments as those are managed at an overall Group level.
(5)
Inter-segment revenues are recorded at cost excluding depreciation.
(6)
Adjustment and eliminations represent cost of manufacturing solar panels and modules which have been capitalised in the 'solar power' segment.